UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.1%
Alabama 0.2%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	3,050,000	3,435,947
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,595,560
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,028,670
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,057,149
Series G, 144A, 5.0%, 7/1/2051	550,000	561,770
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,042,230
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	690,000	720,987
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,053,363
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,818,180
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,641,713
Series A, 6.25%, 12/1/2046	1,400,000	1,495,578
		19,015,200
California 8.6%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-2, 5.0%, 6/1/2047	7,740,000	7,957,107
Series A-1, 5.0%, 6/1/2047	3,800,000	3,906,590
Series A-1, 5.25%, 6/1/2047	2,400,000	2,503,920
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	12,409,863
California, State General Obligation, 5.5%, 3/1/2040	5,130,000	5,405,276
California, State General Obligation, Various Purposes, 5.75%, 4/1/2031	16,000,000	16,385,760
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	3,000,000	3,355,200
Sreies A, AMT, 5.0%, 12/31/2047	1,600,000	1,783,824
Series B, AMT, 5.0%, 6/1/2048	600,000	666,894
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,323,691
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,210,545
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,415,938
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,954,380
Series A, 5.5%, 12/1/2054	1,305,000	1,417,308
Series A, 144A, 5.5%, 12/1/2058	1,130,000	1,247,305
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	535,280
Series A, 6.0%, 10/1/2042	1,000,000	1,080,680
Series A, 6.0%, 10/1/2047	1,000,000	1,078,330
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	699,329
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2041	7,080,000	7,886,554
Series B, AMT, 5.0%, 5/15/2046	3,500,000	3,886,190
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,152,528
Sacramento County, CA, Airport Systems Revenue, Series A, 5.0%, 7/1/2041	1,665,000	1,893,088
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,608,768
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series-B, AMT, 5.0%, 5/1/2041	10,000,000	11,112,800
Series D, AMT, 5.0%, 5/1/2043	3,075,000	3,482,345
Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,130,140
Series D, AMT, 5.0%, 5/1/2048	6,250,000	7,050,500
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,581,230
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,860,801
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,424,240
		138,406,404
Colorado 2.8%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,131,780
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,453,542
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,931,740
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	7,916,405
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,089,240
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,733,105
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,159,380
Series A, 5.0%, 12/1/2035	2,500,000	2,704,525
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,047,990
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	3,580,000	4,162,430
Series A, AMT, 5.0%, 12/1/2031	6,420,000	7,409,707
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,385,244
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,243,999
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048 (a)	1,170,000	1,278,588
		44,647,675
Connecticut 0.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, 144A, 5.0%, 4/1/2039	8,000,000	8,527,440
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	18,409,751	575,305
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,042,090
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,555,965
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,015,000	1,055,975
		12,756,775
Delaware 0.1%
Delaware, State Economic Development Authority, Retirement Communities Revenue Obligation, Series B, 5.0%, 11/15/2048	1,750,000	1,933,960
District of Columbia 1.3%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	914,266
Series A, 5.0%, 7/1/2052	1,305,000	1,361,663
District of Columbia, KIPP Project Revenue, Series B, 5.0%, 7/1/2048	8,440,000	9,228,380
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,397,740
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	2,000,000	2,247,960
		21,150,009
Florida 4.1%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	2,310,000	2,313,118
Florida, Village Community Development District No. 12, Special Assessment Revenue, 144A, 4.375%, 5/1/2050	2,100,000	2,134,671
Florida, Central Expressway Authority Revenue, Senior Lien, Series B, 4.0%, 7/1/2036	4,925,000	5,129,732
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	982,952
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	350,000	374,455
Series A, 5.0%, 2/15/2048	1,150,000	1,221,093
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,660,065
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,136,883
Florida, Village Community Development District No. 12, Special Assessment Revenue, 144A, 4.25%, 5/1/2043	2,500,000	2,540,525
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,320,000	1,418,234
7.0%, 5/1/2041	1,535,000	1,734,182
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	4,965,000	5,531,308
Series A, AMT, 5.0%, 10/1/2047	3,210,000	3,562,972
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,606,620
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	3,600,000	3,507,948
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,886,762
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,273,563
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,066,440
5.0%, 11/15/2044	2,500,000	2,641,450
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,648,675
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.5%, 10/1/2041	5,000,000	5,377,750
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,262,350
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,749,750
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital:
5.0%, 8/1/2036	790,000	885,748
5.0%, 8/1/2037	1,010,000	1,129,948
Palm Beach County, FL, Health Facilities Authority, ACTS Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	1,933,960
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,285,572
Series A, 5.0%, 12/1/2055	1,120,000	1,191,893
		66,188,619
Georgia 2.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,363,320
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	2,275,000	2,252,864
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,954,700
Series B, 5.0%, 1/1/2030	1,715,000	1,957,741
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,315,000	1,446,658
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/2040	3,750,000	3,970,125
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	895,678
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,580,000	1,738,190
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,963,712
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	562,040
Series A, 5.5%, 8/15/2054	1,820,000	2,081,352
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	2,440,000	2,814,760
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,166,100
4.0%, 1/1/2036	3,000,000	3,091,380
Rockdale County, GA, Development Authority, Pratt Paper LLC Project, AMT, 144A, 4.0%, 1/1/2038, GTY: Pratt Industries, Inc.	1,300,000	1,311,037
		42,569,657
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,148,337
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,818,575
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	878,040
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,263,540
		5,108,492
Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,588,900
Illinois 7.8%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	505,000	531,432
Series A, 5.0%, 12/1/2032	965,000	1,010,625
Series A, 5.0%, 12/1/2033	740,000	771,894
Series A, 5.0%, 12/1/2034	290,000	301,290
Series H, 5.0%, 12/1/2036	2,430,000	2,515,269
Series H, 5.0%, 12/1/2046	1,390,000	1,425,056
Chicago, IL, O'Hare International Airport Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,721,691
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,294,506
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,944,722
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,500,000	7,462,125
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, Prerefunded, 7.75%, 5/15/2030	1,675,000	1,839,921
Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,101,200
Series A, Prerefunded, 8.0%, 5/15/2046	3,500,000	3,854,200
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	4,435,000	4,571,554
Series A, 5.0%, 6/15/2057	3,565,000	3,804,639
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	8,009,925
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	6,405,000	7,111,471
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.57% **, 9/7/2018, LOC: PNC Bank NA	1,400,000	1,400,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group, Series A, 5.0%, 1/1/2035	7,000,000	7,588,980
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series B, 1.56% **, 9/7/2018, LOC: PNC Bank NA	950,000	950,000
Series A, 5.0%, 5/15/2041	5,265,000	5,577,425
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	900,000	44,820
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,134,630
Series C, 5.0%, 2/15/2041	1,000,000	1,129,100
Illinois, State Finance Authority Revenue, The Admiral at Lake Project, 5.25%, 5/15/2054	6,000,000	5,989,920
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,563,759
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2028	15,000,000	15,962,100
5.0%, 2/1/2029	2,275,000	2,407,655
Series A, 5.0%, 10/1/2033 (a)	4,970,000	5,247,674
Series B, 5.0%, 10/1/2033 (a)	3,150,000	3,325,990
5.0%, 1/1/2035	1,800,000	1,874,880
Series A, 5.0%, 5/1/2035	5,000,000	5,261,800
Series A, 5.0%, 12/1/2038	2,890,000	3,020,281
Series A, 5.0%, 12/1/2039	6,210,000	6,480,383
Series A, 5.0%, 5/1/2043	3,000,000	3,125,790
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,111,569
		124,468,276
Indiana 1.6%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	3,984,178
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036	1,550,000	1,727,955
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038 (a)	1,340,000	1,347,290
Series A, 144A, 6.125%, 7/1/2048 (a)	3,660,000	3,693,123
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,572,632
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	6,220,000	7,284,864
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., Prerefunded, 8.0%, 9/1/2041	4,000,000	4,691,680
		25,301,722
Iowa 0.3%
Iowa, State Finance Authority, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	2,160,000	2,315,541
Series A, 5.0%, 5/15/2048	2,735,000	2,921,582
		5,237,123
Kansas 0.7%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	4,500,000	4,510,215
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Series A, 5.0%, 5/15/2039	4,475,000	4,812,818
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,690,000	1,711,970
		11,035,003
Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	16,192,950
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	7,934,358
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,360,425
Series A, 5.25%, 6/1/2041	1,915,000	2,087,006
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 5.0%, 10/1/2031	6,685,000	7,570,495
		35,145,234
Louisiana 2.1%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,557,081
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	778,756
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
5.0%, 5/15/2047	990,000	1,083,773
Prerefunded, 5.0%, 5/15/2047	10,000	11,793
Prerefunded, 6.75%, 5/15/2041	2,500,000	2,811,300
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,229,150
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	10,110,000	9,910,934
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Woman's Hospital Foundation Project:
Series A, 5.0%, 10/1/2037	2,500,000	2,781,050
Series A, 5.0%, 10/1/2041	3,000,000	3,320,100
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,959,376
		34,443,313
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,703,530
Maryland 1.9%
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,396,975
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,565,477
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,328,938
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	7,365,000	8,221,697
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,723,825
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	910,000	985,266
Series B, 5.0%, 11/1/2047	1,365,000	1,473,067
		30,695,245
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	88,354
Series A, 144A, 4.68%, 11/15/2021	2,270,000	2,281,554
Series A-2, 5.5%, 11/15/2046	50,975	50,985
Series A-1, 144A, 6.25%, 11/15/2039	1,621,881	1,675,355
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	300,000	320,979
144A, 5.0%, 10/1/2057	700,000	743,491
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	734,576
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,453,893
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center:
Series I, 7.25%, 1/1/2032	900,000	1,002,519
Series I, Prerefunded, 7.25%, 1/1/2032	1,350,000	1,516,887
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038	8,000,000	8,261,360
Massachusetts, State Water Resources Authority Revenue, Series A-3, 1.57% **, 9/7/2018, SPA: Wells Fargo Bank NA	1,100,000	1,100,000
		20,229,953
Michigan 3.7%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,334,940
7.125%, 11/15/2043	1,500,000	1,443,075
144A, 7.5%, 11/15/2044	1,500,000	1,482,810
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,276,463
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,292,606
Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project:
Series A, 5.0%, 11/1/2047	2,385,000	2,491,753
Series A, 5.0%, 11/1/2052	1,185,000	1,233,502
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,500
5.5%, 5/15/2036	1,000,000	1,000,190
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,018,312
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,623,880
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,017,161
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	994,466
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	11,838,223
5.0%, 12/1/2038	5,525,000	5,982,028
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,291,360
		59,321,269
Minnesota 0.3%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	920,000	935,714
5.0%, 6/1/2053	550,000	556,231
5.25%, 6/1/2058	1,495,000	1,527,187
St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Metro Deaf School Project, Series A, 144A, 5.0%, 6/15/2048	1,000,000	1,007,350
		4,026,482
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,226,770
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,226,489
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,096,720
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,247,560
Series A, 6.5%, 9/1/2032	2,620,000	2,625,423
		16,422,962
Missouri 1.8%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	1,780,000	1,818,733
Series B,144A, 5.0%, 2/1/2040	1,300,000	1,350,908
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights, Series A, 5.25%, 5/15/2042	2,325,000	2,476,729
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2042	2,500,000	2,636,200
Series A, 5.0%, 8/15/2046	3,000,000	3,127,680
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,440,000	1,542,902
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	712,521
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,398,433
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	2,440,000	2,634,175
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,817,295
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,340,179
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,239,168
		29,094,923
Nebraska 1.1%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,558,740
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,026,675
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	2,930,000	3,247,582
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,597,900
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	555,000	633,899
Series A, 5.0%, 9/1/2029	695,000	803,851
Series A, 5.0%, 9/1/2033	1,530,000	1,795,899
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,205,000
		16,869,546
Nevada 0.5%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre:
Series A, 5.0%, 9/1/2042	1,960,000	2,150,179
Series A, 5.0%, 9/1/2047	1,000,000	1,092,240
Nevada, Director of the State Department of Business & Industry Environment, Fulcrum Sierra Biofuels LLC Project, 144A, AMT, 6.25%, 12/15/2037	2,500,000	2,712,100
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	9,000,000	1,007,100
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, Prerefunded, 6.75%, 9/1/2027	1,395,000	1,395,000
		8,356,619
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 7.0%, 1/1/2038	5,325,000	5,946,640
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	756,490
Series A, 6.875%, 7/1/2041	2,825,000	3,044,220
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,146,709
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	961,515
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,862,918
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,169,265
		18,887,757
New Jersey 2.5%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	478,094
Series DDD, 5.0%, 6/15/2042	1,385,000	1,494,041
Series BBB, 5.5%, 6/15/2030	8,975,000	10,254,835
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	968,176
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,827,225
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,219,210
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	1,155,000	1,250,241
Series A, 5.0%, 6/15/2047	1,280,000	1,380,378
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,994,738
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	805,000	898,750
Series A-1, 5.0%, 6/15/2030	1,830,000	2,035,161
Series A, 5.0%, 6/15/2031	805,000	891,755
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	2,630,000	2,873,538
Series B, 5.0%, 6/1/2046	7,750,000	8,369,612
Series A, 5.25%, 6/1/2046	1,315,000	1,471,196
		40,406,950
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,003,850
New York 5.9%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	5,116,799
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	238,621
Series A, 5.75%, 2/15/2047	2,665,000	2,890,246
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	137,070
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	473,701
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligation Group:
Series A, 5.0%, 8/1/2034	910,000	1,030,739
Series A, 5.0%, 8/1/2035	1,300,000	1,467,817
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,079,950
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.62% **, 9/7/2018, LOC: Mizuho Bank Ltd.	2,300,000	2,300,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	12,500,000	13,158,125
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,486,115
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,623,669
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	835,000	931,743
AMT, 5.0%, 1/1/2034	835,000	928,938
AMT, 5.0%, 1/1/2036	835,000	926,140
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,270,018
Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,632,101
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	642,582
New York & New Jersey Port Authority, AMT, 5.0%, 10/15/2035	8,950,000	10,153,864
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,311,856
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE, 5.0%, 6/15/2047	11,000,000	12,100,550
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B-1, 5.0%, 8/1/2039	11,595,000	13,014,576
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,096,287
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	359,582
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,124,277
		94,495,366
North Carolina 1.1%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,524,748
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,950,000	2,185,287
5.0%, 10/1/2047	1,800,000	2,009,754
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,502,135
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,453,571
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,353,560
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, United Methodist Retirement Homes:
Series A, 5.0%, 10/1/2042	1,000,000	1,098,240
Series A, 5.0%, 10/1/2047	1,750,000	1,917,597
		17,044,892
North Dakota 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,109,200
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	970,000	1,063,954
Series C, 5.0%, 6/1/2043	1,110,000	1,213,730
Series C, 5.0%, 6/1/2048	975,000	1,061,980
Series C, 5.0%, 6/1/2053	1,390,000	1,508,136
		6,957,000
Ohio 2.9%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,614,366
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2037	3,000,000	3,307,620
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,072,580
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	2,480,000	2,728,546
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,418,215
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	410,655
Series A, 5.0%, 1/1/2037	595,000	645,504
5.0%, 1/1/2046	750,000	804,540
Series A, 5.0%, 1/1/2047	1,250,000	1,345,925
5.0%, 1/1/2051	1,270,000	1,358,176
Series A, 5.0%, 1/1/2052	1,000,000	1,073,070
Prerefunded, 6.125%, 1/1/2031	1,700,000	1,842,477
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,767,625
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,255,360
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	741,283
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	1,265,000	1,308,933
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group, 5.75%, 11/15/2040	1,105,000	1,159,653
Ohio, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	8,100,000	8,151,354
		46,005,882
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,854,662
Series B, 5.5%, 8/15/2057	4,235,000	4,800,246
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,292,970
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	7,067,255
		15,015,133
Oregon 0.3%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project:
Series A, 5.0%, 5/15/2038	195,000	210,052
Series A, 5.0%, 5/15/2043	270,000	289,853
Series A, 5.0%, 5/15/2048	370,000	395,804
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	450,000	487,584
Series A, 5.0%, 11/15/2047	900,000	968,616
Series A, 5.0%, 11/15/2052	900,000	961,479
Oregon, Port of Portland Airport Revenue, Series 24B, AMT, 5.0%, 7/1/2042	2,000,000	2,222,500
		5,535,888
Pennsylvania 6.8%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,097,290
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	500,000	511,500
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,496,029
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043 (a)	475,000	491,891
5.0%, 12/1/2048 (a)	515,000	531,614
5.0%, 12/1/2053 (a)	750,000	769,883
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	1,018,224
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	983,691
5.25%, 7/1/2041	900,000	989,208
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	2,365,000	2,602,399
5.0%, 12/1/2047	2,725,000	2,979,215
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,475,406
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	485,000	557,047
5.0%, 6/1/2028	485,000	561,489
5.0%, 6/1/2029	485,000	557,968
5.0%, 6/1/2030	325,000	372,138
5.0%, 6/1/2031	320,000	364,406
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,934,910
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,064,568
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,563,450
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	5,555,000	6,241,598
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	8,005,000	8,745,382
AMT, 5.0%, 12/31/2038	7,640,000	8,260,139
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,137,601
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	9,755,000	10,743,889
Series C, 5.0%, 12/1/2043	7,000,000	7,648,900
Series C, 5.0%, 12/1/2044	1,615,000	1,775,273
Series A-1, 5.0%, 12/1/2046	6,340,000	7,002,150
Series A-1, 5.0%, 12/1/2047	1,665,000	1,848,117
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	11,001,600
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,427,489
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,450,940
Series A, 5.0%, 7/1/2049	1,590,000	1,681,679
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,943,082
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	317,958
Series 14, 4.0%, 10/1/2037	255,000	260,291
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	910,000	994,011
5.0%, 7/1/2034	620,000	675,292
Philadelphia, PA, School District, Series A, 5.0%, 9/1/2038	1,000,000	1,113,040
		108,190,757
Rhode Island 0.4%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,455,014
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,509,338
		5,964,352
South Carolina 2.5%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,082,420
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,283,000	4,290,238
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,509,400
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,496,558
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2052	1,575,000	1,625,920
5.0%, 4/1/2047	1,800,000	1,867,266
South Carolina, State Jobs-Economic Development Authority, Retirement Life Communities, Inc. Obligated Group, Series C, 5.0%, 11/15/2047	1,350,000	1,492,817
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,261,320
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	9,816,960
		39,442,899
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2046	16,430,000	18,259,645
Tennessee 0.5%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	810,000	812,397
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027	6,435,000	7,272,451
		8,084,848
Texas 13.5%
Austin, TX, Airport Systems Revenue:
Series B, AMT, 5.0%, 11/15/2035	625,000	700,713
Series B, AMT, 5.0%, 11/15/2036	1,390,000	1,555,215
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	5,395,000	5,755,548
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	675,000	731,815
5.0%, 7/15/2042	540,000	582,709
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,076,020
Central Texas, Regional Mobility Authority Revenue:
5.0%, 1/1/2040	6,125,000	6,726,107
5.0%, 1/1/2046	7,540,000	8,239,184
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,297,700
Zero Coupon, 1/1/2032	3,500,000	2,108,645
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	6,765,000	7,401,586
Series A, 5.0%, 1/1/2043	1,000,000	1,070,830
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048	7,000,000	7,384,440
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,600,120
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	4,800,160
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,044,790
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,644,189
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,180,600
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4:
6.75%, 10/1/2032	640,000	640,582
Prerefunded, 6.75%, 10/1/2032	11,205,000	11,247,467
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,787,820
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,163,350
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	750,000	773,558
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,459,598
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,769,805
Series B, 5.0%, 1/1/2045	3,335,000	3,669,967
North Texas, Tollway Authority Revenue, Second Tier, Series B, 5.0%, 1/1/2043	1,155,000	1,285,261
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,982,043
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,000,880
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,674,824
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	2,185,000	2,419,691
Series A, 6.75%, 11/15/2047	1,750,000	1,945,388
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project:
Series A, 5.0%, 11/15/2055 *	3,430,000	2,377,676
Series A, 4.875%, 11/15/2048 *	1,000,000	693,900
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	5,318,850
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,875,891
Series A, 5.25%, 11/1/2038	15,000,000	16,023,150
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054 (a)	2,250,000	2,235,848
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2035	1,000,000	1,117,610
AMT, 5.0%, 11/1/2036	1,000,000	1,115,340
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,879,862
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	20,785,000	24,086,074
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,475,959
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,641,300
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,804,468
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,581,838
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	8,235,000	8,947,822
Series C, 5.0%, 8/15/2042	2,415,000	2,602,476
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	235,000	248,623
Prerefunded, 7.125%, 11/1/2040	3,580,000	3,975,518
		215,722,810
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	5,970,000	6,658,759
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,180,000	3,225,251
		9,884,010
Virginia 2.2%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,806,904
Hanover County, VA, Economic Development Authority, Care Facility Revenue:
5.0%, 7/1/2048	630,000	670,622
5.0%, 7/1/2051	870,000	922,792
Peninsula Town Center, VA, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,493,926
144A, 5.0%, 9/1/2045	2,100,000	2,224,698
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,071,600
5.0%, 1/1/2046	1,530,000	1,626,176
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	661,218
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,535,400
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	417,595
Series B, 5.625%, 9/1/2041	5,332,000	3,736,665
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,186,097
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,161,040
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	8,410,000	9,153,276
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,811,347
		34,479,356
Washington 2.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,012,444
5.0%, 12/1/2046	1,365,000	1,320,788
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	4,150,000	4,624,345
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,170,560
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	1,865,000	2,138,409
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,523,280
5.0%, 8/15/2035	1,175,000	1,297,928
5.0%, 8/15/2036	785,000	864,607
Washington, State Housing Finance Commission, Horizon House Project.:
144A, 5.0%, 1/1/2038	1,500,000	1,646,940
144A, 5.0%, 1/1/2043	3,000,000	3,283,740
144A, 5.0%, 1/1/2048	4,815,000	5,254,128
Washington, State Housing Finance Commission, Judson Park Project, 144A, 5.0%, 7/1/2048	550,000	571,434
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,657,150
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,918,180
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	807,945
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,787,848
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,155,690
		39,035,416
West Virginia 1.3%
Monongalia County, WV, Commission Special District Excise Tax Revenue, University Town Center, Series A, 144A, 5.75%, 6/1/2043	500,000	523,000
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,174,032
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,237,770
6.5%, 10/1/2038	3,000,000	2,673,150
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	8,050,000	8,850,090
		21,458,042
Wisconsin 2.9%
Wisconsin, Health Educational Facilities Authority, Senior Living Revenue, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	5,000,000	5,421,750
Series B, 5.0%, 7/1/2048	910,000	936,035
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	1,665,000	1,818,363
Wisconsin, Public Finance Authority Revenue, Maryland Proton Treatment Center LLC, Series A-1, 144A, 6.375%, 1/1/2048	1,750,000	1,776,198
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	5,500,000	5,547,520
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,692,535
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,070,280
5.0%, 7/1/2052	910,000	937,245
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	2,545,000	2,764,404
Wisconsin, Public Financing Authority, Retirement Facilities Revenue:
144A, 5.0%, 10/1/2043	875,000	929,031
144A, 5.0%, 10/1/2048	2,000,000	2,121,800
144A, 5.0%, 10/1/2053	4,050,000	4,276,274
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, Prerefunded, 5.625%, 4/15/2039	8,160,000	8,665,349
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,160,427
5.0%, 6/1/2041	955,000	995,311
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project::
Series A, 5.0%, 9/15/2040	200,000	209,674
Series A, 5.0%, 9/15/2045	270,000	282,434
Series B, 5.0%, 9/15/2045	1,000,000	1,039,490
Series A, 5.0%, 9/15/2050	1,080,000	1,127,239
		45,771,359
Total Municipal Bonds and Notes (Cost $1,538,061,557)		1,586,799,050
Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 5/1/2033* (b) (Cost $0)	7,000,000	0
Underlying Municipal Bonds of Inverse Floaters (c) 2.8%
Massachusetts 1.1%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (d)	15,000,000	16,938,000
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 13.34%, 8/15/2023, Leverage Factor at purchase date: 4 to 1
Michigan 0.7%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (d)	10,000,000	11,290,542
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 10.223%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 1.0%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (d)	15,000,000	16,928,063
Trust: State General Obligation, Series XM0127, 144A, 13.34%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $46,369,286)		45,156,605
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,584,430,843)	101.9	1,631,955,655
Floating Rate Notes (c)	(1.8)	(29,170,000)
Other Assets and Liabilities, Net	(0.1)	(1,603,409)
Net Assets	100.0	1,601,182,246

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	18,409,751	12,391,458	575,305
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A *	4.875%	11/15/2048	1,000,000	982,112	693,900
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A *	5.00%	11/15/2055	3,430,000	3,374,448	2,377,676
				16,748,018	3,646,881

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Investment was valued using significant unobservable inputs.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,631,955,655	$0	$1,631,955,655
Total	$—	$1,631,955,655	$0	$1,631,955,655

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018